Cash and Cash Equivalents (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Funds held abroad	R$ 28	R$ 22	R$ 24
Weighted average interest rate	98.54%	95.92%	92.80%